Related Party Transaction (Tables)	12 Months Ended
May 31, 2012
Balances and Transaction with Related Parties

The Group had the following balances and transaction with related parties:

			Prepaid rent and deposit to a related party - non-current As of May 31,		Amounts due to a related party - current As of May 31,
	Notes	Relationship	2011	2012	2011	2012
			US$	US$	US$	US$

Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO	—	1,449	—	164

				Rental expense For the year ended May, 31
				2010	2011	2012
				US$	US$	US$

Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO		—	—	722